Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Capital
CET1 capital	$ 66,132	$ 62,184
Tier 1 capital	73,536	67,861
Total capital	84,546	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios
Credit risk	449,798	417,835
Market risk	32,276	28,917
Operational risk	69,347	66,104
Total RWA	$ 551,421	$ 512,856
Capital ratios and Leverage ratio
CET1 ratio	12.00%	12.10%
Tier 1 capital ratio	13.30%	13.20%
Total capital ratio	15.30%	15.20%
Leverage ratio	4.80%	4.30%
Leverage ratio exposure (billions)	$ 1,544,000	$ 1,570,000